CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		18 Months Ended	24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating expenses:
Research and development	$ 511	$ 236	$ 1,107	$ 744	$ 1,827	$ 216	$ 2,043	$ 3,150
General and administrative	598	135	803	337	684	135	819	1,622
Total operating expenses	1,109	371	1,910	1,081	2,511	351	2,862	4,772
Financial income (expenses), net	(29)	444	30	(1,670)	648	(1,050)	(402)	(372)
Net loss	(1,138)	73	(1,880)	(2,751)	(1,863)	(1,401)	(3,264)	(5,144)
Net loss per share:
Basic net loss per share					$ 0.18	$ 0.16
Diluted net loss per share					$ 0.26	$ 0.16
Basic and diluted loss per share	$ 0.09	$ 0.00	$ 0.18	$ 0.26
Weighted average number of shares of Common Stock used in computing net loss per share					10,441,251	8,522,212
Weighted average number of shares of Common Stock used in computing diluted net loss per share					10,921,274	8,522,212
Weighted average number of Common Stocks used in computing basic and diluted net loss per share	10,441,251	10,441,251	10,441,251	10,441,251
Other comprehensive loss
Investment in Parent Company, net (Available-for-sale investments)					(44)	44	0
Changes in net unrealized gains (loss)	(12)	64	51	(53)				(129)
Less: reclassification adjustment for net gains (loss) included in net income (loss)	(40)	0	(40)	0				140
Total other comprehensive income (loss)	(52)	64	11	(53)				11
Comprehensive loss	$ (1,190)	$ 137	$ (1,869)	$ (2,804)	$ 1,819	$ 1,445	$ 3,264	$ (5,133)